Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INTEREST AND DIVIDEND INCOME
Loans, including fees	$ 28,354	$ 28,553	$ 26,237
Taxable securities	1,882	2,247	2,371
Nontaxable securities	464	532	608
Other	366	1,129	421
Total interest and dividend income	31,066	32,461	29,637
INTEREST EXPENSE
Deposits	2,723	3,609	2,372
Short-term borrowings	89	317	333
Other borrowings	101	136	181
Total interest expense	2,913	4,062	2,886
NET INTEREST INCOME	28,153	28,399	26,751
Provision for loan losses	1,650	1,140	1,316
Net interest income, after provision for loan losses	26,503	27,259	25,435
NONINTEREST INCOME
Gain on sale of loans, net	1,951	462	307
Earnings on bank owned life insurance	522	446	336
Unrealized gain (loss) on equity securities	(4)	9	(6)
Other income	906	879	760
Total noninterest income	6,935	5,428	4,758
NONINTEREST EXPENSES
Salaries and employee benefits	11,707	11,663	10,895
Occupancy expense	953	832	833
Equipment expense	657	571	597
Professional and director fees	1,284	1,332	1,029
Financial institutions and franchise tax	684	612	564
Marketing and public relations	398	535	508
Software expense	1,101	938	893
Debit card expense	621	554	537
Amortization of intangible assets	60	63	101
FDIC insurance expense	203	98	276
Other expenses	2,674	2,571	2,285
Total noninterest expenses	20,342	19,769	18,518
INCOME BEFORE INCOME TAXES	13,096	12,918	11,675
FEDERAL INCOME TAX PROVISION	2,528	2,504	2,263
NET INCOME	$ 10,568	$ 10,414	$ 9,412
EARNING PER SHARE
Basic and diluted	$ 3.85	$ 3.80	$ 3.43
Deposit Account [Member]
NONINTEREST INCOME
Noninterest income	$ 1,003	$ 1,252	$ 1,182
Fiduciary and Trust [Member]
NONINTEREST INCOME
Noninterest income	896	899	863
Debit Card [Member]
NONINTEREST INCOME
Noninterest income	$ 1,661	$ 1,481	$ 1,316